                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       February, 2008
Payment Date                                                                                                 3/17/2008
Transaction Month                                                                                                    2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                    WEIGHTED AVG REMAINING
                                                           DOLLAR AMOUNT       # OF RECEIVABLES        TERM AT CUTOFF
                                                         -----------------   -------------------   ----------------------
Initial Pool Balance                                     $2,399,999,232.64              140,730               49.4 months
Original Securities:                                         DOLLAR AMOUNT   NOTE INTEREST RATE      LEGAL FINAL MATURITY
   Class A-1 Notes                                       $  544,000,000.00              4.01760%        February 13, 2009
   Class A-2 Notes                                       $  710,400,000.00    one-month LIBOR +             July 15, 2010
   Class A-3a Notes                                      $  467,200,000.00                3.960%           April 15, 2012
   Class A-3b Notes                                      $  225,000,000.00    one-month LIBOR +            April 15, 2012
   Class A-4 Notes                                       $  133,500,000.00                4.370%         October 15, 2012
   Class B Notes                                         $   65,700,000.00                5.330%        February 15, 2013
   Class C Notes                                         $   43,800,000.00                6.570%            July 15, 2013
   Class D Notes                                         $   43,800,000.00                8.000%            July 15, 2014
                                                         -----------------
   Total                                                 $2,233,400,000.00


II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                   $ 8,605,691.64

PRINCIPAL:
   Principal Collections                                                                                  $57,882,852.66
   Prepayments in Full                                                                                    $20,379,165.00
   Liquidation Proceeds                                                                                   $   132,465.12
   Recoveries                                                                                             $         0.00
                                                                                                          --------------
      SUB TOTAL                                                                                           $78,394,482.78
                                                                                                          --------------
COLLECTIONS                                                                                               $87,000,174.42

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                  $   500,618.79
   Purchase Amounts Related to Interest                                                                   $     2,000.84
                                                                                                          --------------
      SUB TOTAL                                                                                           $   502,619.63

Clean-up Call                                                                                             $         0.00

   Reserve Account Draw Amount                                                                            $         0.00
   Net Swap Receipt - Tranche A-2                                                                         $     1,652.67
   Net Swap Receipt - Tranche A-3b                                                                        $    28,492.19
                                                                                                          --------------
AVAILABLE FUNDS                                                                                           $87,532,938.91

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       February, 2008
Payment Date                                                                                                 3/17/2008
Transaction Month                                                                                                    2

III. DISTRIBUTIONS

                                                                                             CARRYOVER      REMAINING
AVAILABLE FUNDS                             CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                             -----------------   --------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses             $            0.00   $         0.00   $    0.00   $    0.00   $ 87,532,938.91
Indenture Trustee Fees and                  $            0.00   $         0.00   $    0.00   $    0.00   $ 87,532,938.91
Servicing Fee                               $    1,932,605.47   $ 1,932,605.47   $    0.00   $    0.00   $ 85,600,333.44
Net Swap Payment - Tranche A-2              $            0.00   $         0.00   $    0.00   $    0.00   $ 85,600,333.44
Net Swap Payment - Tranche A-3b             $            0.00   $         0.00   $    0.00   $    0.00   $ 85,600,333.44
Swap Termination Payment                    $            0.00   $         0.00   $    0.00   $    0.00   $ 85,600,333.44
Interest - Class A-1 Notes                  $    1,596,903.48   $ 1,596,903.48   $    0.00   $    0.00   $ 84,003,429.96
Interest - Class A-2b Notes                 $    2,276,412.67   $ 2,276,412.67   $    0.00   $    0.00   $ 81,727,017.29
Interest - Class A-3a Notes                 $    1,541,760.00   $ 1,541,760.00   $    0.00   $    0.00   $ 80,185,257.29
Interest - Class A-3b Notes                 $      759,742.19   $   759,742.19   $    0.00   $    0.00   $ 79,425,515.10
Interest - Class A-4 Notes                  $      486,162.50   $   486,162.50   $    0.00   $    0.00   $ 78,939,352.60
First Priority Principal Payment            $            0.00   $         0.00   $    0.00   $    0.00   $ 78,939,352.60
Interest - Class B Notes                    $      291,817.50   $   291,817.50   $    0.00   $    0.00   $ 78,647,535.10
Second Priority Principal Payment           $   17,722,455.07   $17,722,455.07   $    0.00   $    0.00   $ 60,925,080.03
Interest - Class C Notes                    $      239,805.00   $   239,805.00   $    0.00   $    0.00   $ 60,685,275.03
Third Priority Principal Payment            $   43,800,000.00   $43,800,000.00   $    0.00   $    0.00   $ 16,885,275.03
Interest - Class D Notes                    $      292,000.00   $   292,000.00   $    0.00   $    0.00   $ 16,593,275.03
Reserve Account Deposit                     $            0.00   $         0.00   $    0.00   $    0.00   $ 16,593,275.03
Regular Principal Payment                   $  400,063,706.11   $16,593,275.03   $    0.00   $    0.00   $          0.00
Subordinated Swap Termination               $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Additional Trustee Fees and                 $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Residual Released to Depositor              $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
                                                                --------------
TOTAL                                                           $87,532,938.91

                                                                   PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment   $         0.00
                                                                      Second Priority Principal Payment  $17,722,455.07
                                                                      Third Priority Principal Payment   $43,800,000.00
                                                                      Regular Principal Payment          $16,593,275.03
                                                                                                         --------------
                                                                      TOTAL                              $78,115,730.10

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                         ------------------------------   ------------------------------   -------------------------------
                                          PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                             ORIGINAL                         ORIGINAL                          ORIGINAL
                             ACTUAL          BALANCE          ACTUAL          BALANCE           ACTUAL          BALANCE
                         --------------   -------------   -------------   --------------   --------------   --------------
Class A-1 Notes          $78,115,730.10   $      143.60   $1,596,903.48   $         2.94   $79,712,633.58   $       146.53
Class A-2 Notes                   $0.00   $        0.00   $2,276,412.67   $         3.20   $ 2,276,412.67   $         3.20
Class A-3a Notes                  $0.00   $        0.00   $1,541,760.00   $         3.30   $ 1,541,760.00   $         3.30
Class A-3b Notes                  $0.00   $        0.00   $  759,742.19   $         3.38      $759,742.19   $         3.38
Class A-4a Notes                  $0.00   $        0.00   $  486,162.50   $         3.64      $486,162.50   $         3.64
Class B Notes                     $0.00   $        0.00   $  291,817.50   $         4.44      $291,817.50   $         4.44
Class C Notes                     $0.00   $        0.00   $  239,805.00   $         5.48      $239,805.00   $         5.48
Class D Notes                     $0.00   $        0.00   $  292,000.00   $         6.67      $292,000.00   $         6.67
                         --------------                   -------------                    --------------
TOTAL                    $78,115,730.10                   $7,484,603.34                    $85,600,333.44

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       February, 2008
Payment Date                                                                                                 3/17/2008
Transaction Month                                                                                                    2

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                   END OF PERIOD
                                                           BALANCE         NOTE FACTOR        BALANCE        NOTE FACTOR
                                                     -------------------   -----------   -----------------   -----------
Class A-1 Notes                                      $  461,586,161.18       0.8485040   $  383,470,431.08     0.7049089
Class A-2 Notes                                      $  710,400,000.00       1.0000000   $  710,400,000.00     1.0000000
Class A-3a Notes                                     $  467,200,000.00       1.0000000   $  467,200,000.00     1.0000000
Class A-3b Notes                                     $  225,000,000.00       1.0000000   $  225,000,000.00     1.0000000
Class A-4 Notes                                      $  133,500,000.00       1.0000000   $  133,500,000.00     1.0000000
Class B Notes                                        $   65,700,000.00       1.0000000   $   65,700,000.00     1.0000000
Class C Notes                                        $   43,800,000.00       1.0000000   $   43,800,000.00     1.0000000
Class D Notes                                        $   43,800,000.00       1.0000000   $   43,800,000.00     1.0000000
                                                     -----------------       ---------   -----------------     ---------
TOTAL                                                $2,150,986,161.18       0.9630994   $2,072,870,431.08     0.9281232
POOL INFORMATION
   Weighted Average APR                                                          4.504%                            4.500%
   Weighted Average Remaining Term                                               48.79                             48.17
   Number of Receivables Outstanding                                           138,546                           135,430
   Pool Balance                                                      $2,319,126,565.64                 $2,240,142,290.31
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                $2,116,777,519.00                 $2,045,663,706.11
   Pool Factor                                                               0.9663030                         0.9333929

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                             $   11,999,996.16
Targeted Credit Enhancement Amount                                                                     $   22,401,422.90
Yield Supplement Overcollateralization Amount                                                          $  194,478,584.20
Targeted Overcollateralization Amount                                                                  $  204,880,010.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                             $  167,271,859.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account                                                                              $   11,999,996.16
Reserve Account Deposits Made                                                                                       0.00
Reserve Account Draw Amount                                                                                         0.00
                                                                                                       -----------------
Ending Reserve Account Balance                                                                         $   11,999,996.16
Change in Reserve Account                                                                              $            0.00

Specified Reserve  Balance                                                                             $   11,999,996.16

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       February, 2008
Payment Date                                                                                                 3/17/2008
Transaction Month                                                                                                    2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                        # OF RECEIVABLES       AMOUNT
                                                                                        ----------------   -------------
Realized Loss                                                                                        290   $   89,173.76
(Recoveries)                                                                                           0   $        0.00
                                                                                                           -------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $   89,173.76
Cumulative Net Losses Last Collection                                                                      $    7,927.63
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $   97,101.39

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.05%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL BALANCE   # OF RECEIVABLES           AMOUNT
                                                               ---------------------   ----------------   --------------
31-60 Days Delinquent                                                           0.73%               811   $16,407,550.65
61-90 Days Delinquent                                                           0.04%                47   $   984,831.53
91-120 Days Delinquent                                                          0.00%                 0   $         0.00
Over 120 Days Delinquent                                                        0.00%                 0   $         0.00
                                                                                ----                ---   --------------
TOTAL DELINQUENT RECEIVABLES                                                    0.78%               858   $17,392,382.18

REPOSSESION INVENTORY:

Repossesed in the Current Collection                                                                 35   $   875,265.43
Total Repossesed Inventory                                                                           39   $   945,913.95

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period                                                                                       0.0040%
Current Collection Period                                                                                         0.0469%
Three Month Average                                                                                               0.0000%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period                                                                                       0.0058%
Current Collection Period                                                                                         0.0347%
Three Month Average                                                                                               0.0000%